Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	$ 4,049	$ (9,140)	$ 31,457	$ (80,472)
Interest rate swaps held for trading
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	3,718	$ (9,847)	32,044	$ (79,827)
GasLog with counterparty HSBC Bank, plc, termination in July 2025, novated to ABN Amro Bank N.V.
Financial Instruments
Notional amount	$ 33,333		$ 33,333